Fair Value of Financial Investments - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 Funds Venture	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Private Equity Funds [Member]	Dec. 31, 2012 Private Equity Funds [Member]	Dec. 31, 2010 Private Equity Funds [Member]	Dec. 31, 2010 Other private Investments [Member]
Investment Holdings [Line Items]
Number of venture capital fund	15
Venture capital fund, aggregate carrying value	$ 16,000,000
Number of buyout fund	21
Buy out fund, aggregate carrying value	53,000,000	67,000,000
Auction rate securities interest rates reset periods	7, 28 or 35 days
Sale of financial investments, shares		1,974,000
Sale of financial investments		43,000,000
Carrying value of financial asset				4,000,000		6,000,000
Impairment charges for financial investments	2,000,000		34,000,000	2,000,000	2,000,000	4,000,000	2,000,000
Impairment loss based on the current fair value of the preferred stock			28,000,000
Cash proceeds from marketable securities			11,000,000
Realized losses from marketable securities			8,000,000
Tax Refund Receivable in next year relating to sale of marketable securities		16,000,000
Estimated market value of long-term and short-term debt	4,000,000,000	4,000,000,000
Aggregate carrying value of long-term and short-term debt	$ 3,600,000,000	$ 4,000,000,000